Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Medicare Part D Reimbursement [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ (1)
2016	(1)
2017	(1)
2018	(1)
2020 – 2024	(2)
Total	(6)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	192
2016	191
2017	191
2018	189
2019	194
2020 – 2024	977
Total	1,934
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	73
2016	73
2017	74
2018	73
2019	71
2020 – 2024	337
Total	701
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	39
2016	33
2017	36
2018	43
2019	39
2020 – 2024	181
Total	$ 371